Derivative Instruments - Fund's Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount		$ 2,450,000
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 5,400,000
March 2028 Notes | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.70%	5.70%
Notional Amount	$ 1,000,000	$ 1,000,000
March 2028 Notes | Interest rate swaps | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fund Pays	1.649%	1.649%
March 2028 Notes | Interest rate swaps | Unsecured Debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.70%
Notional Amount	$ 1,000,000
September 2028 Notes | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.45%
Notional Amount	$ 600,000
September 2028 Notes | Interest rate swaps | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fund Pays	1.7465%
September 2028 Notes | Interest rate swaps | Unsecured Debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.45%
Notional Amount	$ 600,000
January 2029 Notes | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	4.85%
Notional Amount	$ 600,000
January 2029 Notes | Interest rate swaps | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fund Pays	1.622%
January 2029 Notes | Interest rate swaps | Unsecured Debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	4.85%
Notional Amount	$ 600,000
August 2029 Notes | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	6.35%	6.35%
Notional Amount	$ 700,000	$ 700,000
August 2029 Notes | Interest rate swaps | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fund Pays	2.208%	2.208%
August 2029 Notes | Interest rate swaps | Unsecured Debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	6.35%
Notional Amount	$ 700,000
February 2030 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 750,000
February 2030 Notes | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.60%	5.60%
Notional Amount	$ 750,000	$ 750,000
February 2030 Notes | Interest rate swaps | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fund Pays	2.302%	2.302%
February 2030 Notes | Interest rate swaps | Unsecured Debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.60%
Notional Amount	$ 750,000
September 2030 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 500,000
September 2030 Notes | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.80%
Notional Amount	$ 500,000
September 2030 Notes | Interest rate swaps | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fund Pays	2.049%
September 2030 Notes | Interest rate swaps | Unsecured Debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.80%
Notional Amount	$ 500,000
January 2031 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 500,000
January 2031 Notes | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.15%
Notional Amount	$ 500,000
January 2031 Notes | Interest rate swaps | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fund Pays	1.946%
January 2031 Notes | Interest rate swaps | Unsecured Debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.15%
Notional Amount	$ 500,000
March 2032 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	6.20%
Notional Amount	$ 750,000
March 2032 Notes | Interest rate swaps | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fund Pays	1.829%
March 2032 Notes | Interest rate swaps | Unsecured Debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	6.20%
Notional Amount	$ 750,000